Distribution Date:	10/19/26	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C30

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	15	Representations Reviewer
Historical Detail	16		David Rodgers	(212) 230-9025
Delinquency Loan Detail	17		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
Specially Serviced Loan Detail - Part 1	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766NAW5	1.389000%	34,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766NAX3	2.651000%	4,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766NAY1	2.729000%	46,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61766NAZ8	2.367000%	13,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766NBA2	2.600000%	230,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	61766NBB0	2.860000%	291,364,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61766NBE4	3.175000%	79,671,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.00%
B	61766NBF1	3.307000%	42,049,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	16.25%
C	61766NBG9	4.225580%	40,942,000.00	40,811,384.50	6,169,294.59	143,709.82	0.00	0.00	6,313,004.41	34,642,089.91	73.75%	11.63%
D	61766NAJ4	3.000000%	38,729,000.00	38,729,000.00	0.00	4,350.09	0.00	0.00	4,350.09	38,729,000.00	44.41%	7.25%
E	61766NAL9	3.000000%	24,344,000.00	24,344,000.00	0.00	0.00	0.00	0.00	0.00	24,344,000.00	25.96%	4.50%
F	61766NAN5	3.000000%	9,959,000.00	9,959,000.00	0.00	0.00	0.00	0.00	0.00	9,959,000.00	18.42%	3.38%
G*	61766NAQ8	3.000000%	29,876,844.00	24,310,122.65	0.00	0.00	0.00	220.00	0.00	24,309,902.65	0.00%	0.00%
V	61766NAT2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766NAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			885,234,844.02	138,153,507.15	6,169,294.59	148,059.91	0.00	220.00	6,317,354.50	131,983,992.56

X-A	61766NBC8	4.225580%	619,664,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61766NBD6	0.000000%	162,662,000.00	40,811,384.50	0.00	0.00	0.00	0.00	0.00	34,642,089.91
X-D	61766NAA3	1.225580%	38,729,000.00	38,729,000.00	0.00	39,554.59	0.00	0.00	39,554.59	38,729,000.00
X-E	61766NAC9	1.225580%	24,344,000.00	24,344,000.00	0.00	24,862.94	0.00	0.00	24,862.94	24,344,000.00
X-F	61766NAE5	1.225580%	9,959,000.00	9,959,000.00	0.00	10,171.30	0.00	0.00	10,171.30	9,959,000.00
X-G	61766NAG0	1.225580%	29,876,844.00	24,310,122.65	0.00	24,828.34	0.00	0.00	24,828.34	24,309,902.65
Notional SubTotal			885,234,844.00	138,153,507.15	0.00	99,417.17	0.00	0.00	99,417.17	131,983,992.56

Deal Distribution Total					6,169,294.59	247,477.08	0.00	220.00	6,416,771.67

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766NAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766NAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766NAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61766NAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766NBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	61766NBB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61766NBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61766NBF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	61766NBG9	996.80974305	150.68376215	3.51008304	0.00000000	0.00000000	0.00000000	0.00000000	154.19384520	846.12598090
D	61766NAJ4	1,000.00000000	0.00000000	0.11232126	2.38767874	4.63819928	0.00000000	0.00000000	0.11232126	1,000.00000000
E	61766NAL9	1,000.00000000	0.00000000	0.00000000	2.50000000	5.00625000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61766NAN5	1,000.00000000	0.00000000	0.00000000	2.50000000	15.16729893	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61766NAQ8	813.67773149	0.00000000	0.00000000	2.03419444	88.99494304	0.00000000	0.00736356	0.00000000	813.67036793
V	61766NAT2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766NAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766NBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61766NBD6	250.89685667	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	212.96977727
X-D	61766NAA3	1,000.00000000	0.00000000	1.02131710	0.00000000	0.00000000	0.00000000	0.00000000	1.02131710	1,000.00000000
X-E	61766NAC9	1,000.00000000	0.00000000	1.02131696	0.00000000	0.00000000	0.00000000	0.00000000	1.02131696	1,000.00000000
X-F	61766NAE5	1,000.00000000	0.00000000	1.02131740	0.00000000	0.00000000	0.00000000	0.00000000	1.02131740	1,000.00000000
X-G	61766NAG0	813.67773149	0.00000000	0.83102285	0.00000000	0.00000000	0.00000000	0.00000000	0.83102285	813.67036793

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	09/01/26 - 09/30/26	30	0.00	39,554.59	0.00	39,554.59	0.00	0.00	0.00	39,554.59	0.00
X-E	09/01/26 - 09/30/26	30	0.00	24,862.94	0.00	24,862.94	0.00	0.00	0.00	24,862.94	0.00
X-F	09/01/26 - 09/30/26	30	0.00	10,171.30	0.00	10,171.30	0.00	0.00	0.00	10,171.30	0.00
X-G	09/01/26 - 09/30/26	30	0.00	24,828.34	0.00	24,828.34	0.00	0.00	0.00	24,828.34	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	09/01/26 - 09/30/26	30	0.00	143,709.82	0.00	143,709.82	0.00	0.00	0.00	143,709.82	0.00
D	09/01/26 - 09/30/26	30	86,943.05	96,822.50	0.00	96,822.50	92,472.41	0.00	0.00	4,350.09	179,632.82
E	09/01/26 - 09/30/26	30	60,860.00	60,860.00	0.00	60,860.00	60,860.00	0.00	0.00	0.00	121,872.15
F	09/01/26 - 09/30/26	30	125,839.03	24,897.50	0.00	24,897.50	24,897.50	0.00	0.00	0.00	151,051.13
G	09/01/26 - 09/30/26	30	2,591,633.64	60,775.31	0.00	60,775.31	60,775.31	0.00	0.00	0.00	2,658,888.03
Totals			2,865,275.72	486,482.30	0.00	486,482.30	239,005.22	0.00	0.00	247,477.08	3,111,444.13

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	6,416,771.67
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	488,428.59	Master Servicing Fee	486.64
Interest Reductions due to Nonrecoverability Determination	(195,024.10)	Certificate Administrator Fee	487.11
Interest Adjustments	83.29	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	57.56
ARD Interest	0.00	Operating Advisor Fee	336.09
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	64.47
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	293,487.78	Total Fees	1,721.88

Principal		Expenses/Reimbursements
Scheduled Principal	6,169,514.59	Reimbursement for Interest on Advances	2,829.66
Unscheduled Principal Collections		ASER Amount	13,327.12
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	28,125.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	220.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	6.94
Total Principal Collected	6,169,514.59	Total Expenses/Reimbursements	44,508.83

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	247,477.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	6,169,294.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,416,771.67
Total Funds Collected	6,463,002.37	Total Funds Distributed	6,463,002.38

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	138,153,507.15	138,153,507.15	Beginning Certificate Balance	138,153,507.15
(-) Scheduled Principal Collections	6,169,514.59	6,169,514.59	(-) Principal Distributions	6,169,294.59
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	220.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	220.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	131,983,992.56	131,983,992.56	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	139,770,362.55	139,770,362.55	Ending Certificate Balance	131,983,992.56
Ending Actual Collateral Balance	133,560,436.07	133,560,436.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	5,566,722.12	0.00	UC / (OC) Change	0.00
Current Period Advances	220.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,566,942.12	0.00	Net WAC Rate	4.23%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	3	13,412,939.54	10.16%	(1)	4.6699	1.267841	1.30 or less	5	102,856,744.18	77.93%	(3)	4.3363	0.575258
5,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	1	12,478,269.49	9.45%	(9)	5.0700	0.031600	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	3	56,518,939.47	42.82%	(2)	3.9107	0.903256	1.51 to 1.60	1	4,677,539.11	3.54%	(1)	4.6970	1.595700
20,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 50,000,000	1	49,573,844.06	37.56%	(2)	4.2730	0.904300	1.81 to 2.00	1	20,000,000.00	15.15%	(2)	3.6150	1.841900
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	1	4,449,709.27	3.37%	(1)	4.1500	2.204500
Totals	8	131,983,992.56	100.00%	(3)	4.2335	0.858290	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	8	131,983,992.56	100.00%	(3)	4.2335	0.858290
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	3	33,675,228.76	25.51%	(4)	4.3964	(0.033680)
							Office	4	98,799,363.55	74.86%	(3)	4.1874	0.715835
Delaware	1	49,573,844.06	37.56%	(2)	4.2730	0.904300
							Retail	5	28,734,919.74	21.77%	(3)	4.4050	1.139626
Georgia	1	3,671,885.18	2.78%	(4)	4.1680	1.292300
							Self Storage	1	4,449,709.27	3.37%	(1)	4.1500	2.204500
Illinois	1	4,285,691.16	3.25%	(2)	5.1800	(0.062500)
							Totals	10	131,983,992.56	100.00%	(3)	4.2335	0.858290
Massachusetts	1	10,168,297.44	7.70%	(4)	4.1680	1.292300

Ohio	1	4,677,539.11	3.54%	(1)	4.6970	1.595700

South Carolina	1	5,931,506.84	4.49%	(4)	4.1680	1.292300

Washington, DC	1	20,000,000.00	15.15%	(2)	3.6150	1.841900

Totals	10	131,983,992.56	100.00%	(3)	4.2335	0.858290

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.5000% or less	5	110,542,492.80	83.75%	(2)	4.0828	0.956104	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	1	4,677,539.11	3.54%	(1)	4.6970	1.595700	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	2	16,763,960.65	12.70%	(7)	5.0981	0.007543	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	131,983,992.56	100.00%	(3)	4.2335	0.858290	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	8	131,983,992.56	100.00%	(3)	4.2335	0.858290
								Totals	8	131,983,992.56	100.00%	(3)	4.2335	0.858290
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	8	131,983,992.56	100.00%	(3)	4.2335	0.858290	Interest Only	2	36,747,250.00	27.84%	(2)	3.7722	0.693933
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 months or less	6	95,236,742.56	72.16%	(3)	4.4115	0.921707
	Totals	8	131,983,992.56	100.00%	(3)	4.2335	0.858290	271 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	131,983,992.56	100.00%	(3)	4.2335	0.858290
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	7	111,983,992.56	84.85%	(3)	4.3440	0.682620			No outstanding loans in this group
	13 months to 24 months	1	20,000,000.00	15.15%	(2)	3.6150	1.841900
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	131,983,992.56	100.00%	(3)	4.2335	0.858290
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
5	695100688	OF	Wilmington	DE	Actual/360	4.273%	0.00	0.00	0.00	N/A	08/06/26	--	49,573,844.06	49,573,844.06	06/06/25
12	300801503	RT	Various	Various	Actual/360	4.168%	68,857.51	52,930.31	0.00	N/A	06/01/26	--	19,824,619.78	19,771,689.47	09/01/26
14	300801502	OF	Washington	DC	Actual/360	3.615%	60,250.00	0.00	0.00	N/A	08/10/26	--	20,000,000.00	20,000,000.00	07/10/26
18	300801499	OF	Long Beach	CA	Actual/360	3.960%	55,265.92	0.00	0.00	N/A	09/01/26	--	16,747,250.00	16,747,250.00	08/01/26
21	302691163	OF	Los Angeles	CA	Actual/360	5.070%	52,817.60	22,937.50	0.00	N/A	01/06/26	--	12,501,206.99	12,478,269.49	06/06/26
26	300801498	MU	Santa Clarita	CA	Actual/360	4.434%	22,531.47	6,075,285.22	0.00	N/A	09/01/26	--	6,075,285.22	0.00	10/01/26
37	695100700	RT	Bellaire	OH	Actual/360	4.697%	18,347.65	9,960.13	0.00	N/A	09/06/26	--	4,687,499.24	4,677,539.11	10/06/26
39	300801497	SS	Los Angeles	CA	Actual/360	4.150%	15,417.63	8,401.43	0.00	N/A	09/01/26	--	4,458,110.70	4,449,709.27	10/01/26
41	306561041	RT	Tinley Park	IL	Actual/360	5.180%	0.00	0.00	0.00	N/A	08/01/26	--	4,285,691.16	4,285,691.16	02/01/19
Totals							293,487.78	6,169,514.59	0.00				138,153,507.15	131,983,992.56
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
5	2,910,795.00	0.00	--	--	03/11/26	9,074,537.88	332,066.74	0.00	0.00	0.00	0.00
12	9,337,847.57	0.00	--	--	--	0.00	0.00	121,705.22	121,705.22	0.00	0.00
14	24,406,138.00	25,660,368.63	01/01/25	09/30/25	--	0.00	0.00	60,057.33	184,575.00	0.00	0.00
18	(80,562.57)	(65,535.17)	01/01/26	03/31/26	--	0.00	0.00	55,048.90	112,232.16	0.00	0.00
21	827,187.00	74,938.00	01/01/26	03/31/26	04/13/26	3,157,462.21	95,066.80	62,154.41	261,938.18	0.00	0.00
26	897,756.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	708,017.60	301,489.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	705,316.29	317,834.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	108,332.00	18,827.00	01/01/26	06/30/26	05/11/26	4,285,691.16	386,923.98	0.00	0.00	0.00	220.00
Totals	39,820,827.09	26,307,922.16				16,517,691.25	814,057.52	298,965.87	680,450.56	0.00	220.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	0	0.00	0	0.00	2	53,859,535.22	0	0.00	0	0.00	0	0.00	4.233528%	4.002793%	(3)
09/17/26	0	0.00	0	0.00	0	0.00	0	0.00	3	73,684,155.00	0	0.00	0	0.00	0	0.00	4.242486%	4.021220%	(2)
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	1	4,285,691.16	0	0.00	0	0.00	3	60,251,168.62	3.923121%	3.790404%	0
07/17/26	1	20,000,000.00	0	0.00	2	53,945,037.25	0	0.00	1	4,285,691.16	0	0.00	0	0.00	2	13,449,513.47	3.971692%	3.874021%	1
06/17/26	0	0.00	0	0.00	2	54,036,109.27	0	0.00	1	4,285,691.16	0	0.00	0	0.00	6	53,964,743.10	4.029018%	3.938650%	2
05/15/26	0	0.00	0	0.00	2	54,120,963.97	0	0.00	1	4,285,691.16	0	0.00	0	0.00	5	143,976,189.97	4.095614%	4.026726%	3
04/17/26	0	0.00	0	0.00	2	54,211,411.77	0	0.00	1	4,285,691.16	0	0.00	0	0.00	3	44,438,704.05	4.040770%	3.993113%	4
03/17/26	0	0.00	0	0.00	2	54,295,623.80	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	4.085931%	4.040465%	5
02/18/26	0	0.00	0	0.00	2	54,397,305.60	0	0.00	1	4,285,691.16	0	0.00	0	0.00	1	4,447,269.30	4.094961%	4.049799%	6
01/16/26	0	0.00	0	0.00	2	54,480,836.14	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	3.949038%	3.912380%	7
12/17/25	0	0.00	0	0.00	2	54,564,060.45	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	3.985362%	3.948839%	8
11/18/25	0	0.00	0	0.00	2	54,652,936.06	0	0.00	1	4,285,691.16	0	0.00	0	0.00	0	0.00	3.985909%	3.949374%	9
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	695100688	06/06/25	15	5	0.00	0.00	109,629.05	50,789,112.42	05/12/25	7			08/11/26
12	300801503	09/01/26	0	5	121,705.22	121,705.22	0.00	19,824,619.78	05/19/26	2
14	300801502	07/10/26	2	5	60,057.33	184,575.00	0.00	20,000,000.00	05/07/26	13
18	300801499	08/01/26	1	5	55,048.90	112,232.16	195.00	16,747,250.00	08/04/26	13
21	302691163	06/06/26	3	5	62,154.41	261,938.18	69,806.73	12,565,949.03	01/14/26	13
41	306561041	02/01/19	91	5	0.00	0.00	0.00	4,506,256.47	05/10/19	7			12/15/22
Totals					298,965.87	680,450.56	179,630.78	124,433,187.70
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		131,983,993	9,127,248	68,997,209		53,859,535
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	131,983,993	28,898,938	16,747,250	20,000,000	12,478,269	53,859,535
Sep-26	138,153,507	9,145,610	42,647,155	20,000,000	12,501,207	53,859,535
Aug-26	208,264,757	102,007,857	0	20,000,000	81,971,210	4,285,691
Jul-26	295,930,747	189,517,077	20,000,000	0	82,127,978	4,285,691
Jun-26	325,371,404	238,791,600	0	0	82,294,113	4,285,691
May-26	383,464,377	316,756,661	0	0	62,422,025	4,285,691
Apr-26	547,148,320	480,327,675	0	0	62,534,954	4,285,691
Mar-26	592,338,331	525,412,858	0	0	62,639,781	4,285,691
Feb-26	599,581,191	532,528,187	0	0	62,767,313	4,285,691
Jan-26	682,296,955	615,140,007	0	0	62,871,257	4,285,691
Dec-25	704,234,233	649,670,173	0	0	50,278,369	4,285,691
Nov-25	705,097,031	650,444,095	0	0	50,367,245	4,285,691
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	695100688	49,573,844.06	50,789,112.42	47,000,000.00	01/31/26	2,910,795.00	0.90430	12/31/25	08/06/26	238
12	300801503	19,771,689.47	19,824,619.78	223,700,000.00	04/01/16	7,932,278.57	1.29230	12/31/25	06/01/26	235
14	300801502	20,000,000.00	20,000,000.00	757,000,000.00	06/13/16	22,723,217.88	1.84190	09/30/25	08/10/26	I/O
18	300801499	16,747,250.00	16,747,250.00	25,800,000.00	06/29/16	(112,251.92)	(0.67700)	03/31/26	09/01/26	I/O
21	302691163	12,478,269.49	12,565,949.03	54,300,000.00	08/19/16	74,938.00	0.03160	03/31/26	01/06/26	238
41	306561041	4,285,691.16	4,506,256.47	2,000,000.00	03/30/26	(9,461.00)	(0.06250)	06/30/26	08/01/26	238
Totals		122,856,744.18	124,433,187.70	1,109,800,000.00		33,519,516.53

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	695100688	OF	DE	05/12/25	7

The Loan transferred to Special Servicer on 5/14/25 for Imminent Default. Occupancy at the Property has fallen since 2020 and Borrower/Sponsor was unwilling to come out of pocket to support the Property. Title transferred on 8/11/26 The

Propert y consists of 305K NRSF across three, class A office buildings that were constructed between 1987 and 1990 and renovated in 2014, The Property offers amenities such as an onsite cafeteria, fiber optic connectivity, and 1,074 parking

	spaces (3.52/1,00 0SF). Property is located within one mile of I-95, I-495, and State Highway 13. The property is not being marketed for sale.

12	300801503	RT	Various	05/19/26	2
	Loan remains in maturity default and uncontested foreclosure of the properties is now being pursued.

14	300801502	OF	DC	05/07/26	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

18	300801499	OF	CA	08/04/26	13

The loan transferred to the special servicer on 8/4/2026 due to imminent maturity default. The loan matured on 9/1/2026. The property is a 120K SF, seven-story, reflective glass, suburban office building located in Long Beach, California. The prope rt y sits 1.5 miles from California State University Long Beach. The property was built in 1982 and is situated on a triangular 1.17-acre parcel. The property features 401 subterranean parking spaces and 19 surface lot spaces (420 total,

3.5/1000). Oc cupancy was 28% as of 1Q26, and the property is currently occupied by three tenants. Borrower was previously marketing the property for sale in early 2026, but a sale never materialized. Special Servicer is currently exploring

	workout alternatives to f oreclosure while simultaneously pursuing legal remedies.

21	302691163	OF	CA	01/14/26	13
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

41	306561041	RT	IL	05/10/19	7

its on a 2.64-acre site, and is in good condition. In September 2024, the leasing assignment was transferred from Metro Commercial to Kirsch Commercial; however, leasing activity remains very slow. The property was listed for sale and included in t he November 19, 2025 RealINSIGHT auction but did not trade after the highest bidder failed to execute the PSA. Preliminary lease renewal discussions are underway with one of the shopping center's largest tenants and a new lease is

	currently being neg ot iated with a restaurant to occupy approx. 2,800 SF. The property is currently not listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	453011388	75,000,000.00	3.61590%	75,000,000.00	3.61590%	10	07/07/20	06/05/20	08/11/20
2	453011388	0.00	3.61590%	0.00	3.61590%	10	07/24/20	06/05/20	08/11/20
2	453011388	0.00	3.61590%	0.00	3.61590%	10	06/05/20	06/05/20	08/11/20
7	695100661	35,808,157.36	5.14500%	35,808,157.36	5.14500%	10	05/06/20	05/06/20	06/11/20
19	306561019	14,523,779.03	5.10000%	14,523,779.03	5.10000%	10	08/06/20	08/01/20	09/11/20
40	306561040	0.00	5.20000%	0.00	5.20000%	10	07/01/21	07/01/21	09/13/21
Totals		125,331,936.39		125,331,936.39
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	302691161 01/16/26	15,181,686.94	24,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
20	306561020 11/18/25	12,325,913.53	26,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		27,507,600.47	50,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	302691161	01/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	306561020	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	10,327.88	0.00	0.00	0.00	0.00	176,524.20	0.00	0.00	0.00	0.00
12	0.00	0.00	4,130.13	0.00	0.00	0.00	0.00	0.00	2,630.97	0.00	0.00	0.00
14	0.00	0.00	4,972.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.12	0.00
18	0.00	0.00	3,394.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.82	0.00
21	0.00	0.00	1,800.19	0.00	0.00	13,327.12	0.00	0.00	0.00	0.00	0.00	0.00
26	(83.29)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	133.26	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	65.43	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	18,499.90	0.00	0.00	0.00	0.00
Total	(83.29)	0.00	28,125.11	0.00	0.00	13,327.12	0.00	195,024.10	2,829.66	0.00	6.94	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		239,229.64

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25